Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
One year	$ 484	$ 924
Two years	1,328	1,246
Three years	1,142	1,209
Four years	1,794	1,211
Total	4,748	4,590
Less: Discount adjustment	(326)	(339)
Total operating lease liabilities	4,422	4,251
Less: current portion	(238)	(219)
Operating lease liabilities, non-current portion	$ 4,184	$ 4,032